CASH AND CASH EQUIVALENTS (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents, at Carrying Value	$ 439,077	$ 155,678	$ 60,600	$ 18,541
Amounts held in U.S Dollar [Member]
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents, at Carrying Value	233,531	46,510
Amounts held in Other Currencies [Member]
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents, at Carrying Value	$ 205,546	$ 109,168